Cover Page Cover Page			3 Months Ended
	Apr. 30, 2020	Jan. 23, 2020	Mar. 31, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	HERITAGE FINANCIAL CORP
Entity File Number	000-29480
Entity Incorporation, State or Country Code		WA
Entity Tax Identification Number		91-1857900
Entity Address, Address Line One		201 Fifth Avenue SW,
Entity Address, City or Town		Olympia
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98501
City Area Code	(360)
Local Phone Number	943-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	HFWA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key			0001046025
Amendment Flag	false